Statements of Cash Flows - Reconciliation of Liabilities Arising from Financing Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₩ 8,896,342	₩ 9,160,134
Cash flows	61,701	(65,314)
Exchange rate changes	73,399	(239,151)
Fair value changes	(25,101)	(968)
Business Combinations	1,744,839
Other changes	1,242,422	41,641
Ending balance	11,993,602	8,896,342
Short-term borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	130,000	2,614
Cash flows	(87,701)	127,386
Business Combinations	36,201
Other changes	1,500
Ending balance	80,000	130,000
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	252,817	172,906
Cash flows	139,406	87,299
Exchange rate changes	2,281	(7,898)
Business Combinations	1,708,638
Other changes	1,854	510
Ending balance	2,104,996	252,817
Debentures [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	7,086,187	7,194,207
Cash flows	321,671	130,558
Exchange rate changes	55,523	(245,456)
Fair value changes	1,911
Other changes	1,560	6,878
Ending balance	7,466,852	7,086,187
Long-term payables - other [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,641,081	1,918,024
Cash flows	(305,644)	(305,476)
Other changes	1,057,590	28,533
Ending balance	2,393,027	1,641,081
Derivative financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	39,470	87,153
Cash flows	(4,031)	(105,269)
Exchange rate changes	13,595	13,281
Fair value changes	(7,163)	39,267
Other changes	(37,687)	5,038
Ending balance	4,184	39,470
Derivative financial assets [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(253,213)	(214,770)
Cash flows	(2,000)	188
Exchange rate changes	2,000	922
Fair value changes	(19,849)	(40,235)
Other changes	217,605	682
Ending balance	₩ (55,457)	₩ (253,213)